CVC - FAIR VALUE MEASUREMENT - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Document Period End Date	Mar. 31, 2018
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	$ 22,954,326	$ 21,919,331	$ 24,001,910
Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	$ 23,901,427	$ 23,279,472	$ 25,896,046
Cablevision Systems Corporation And Subsidiaries | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value				$ 9,521,333
Cablevision Systems Corporation And Subsidiaries | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value				9,473,141
Cablevision Systems Corporation And Subsidiaries | Credit facility debt | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value				2,514,454
Cablevision Systems Corporation And Subsidiaries | Credit facility debt | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value				2,525,654
Cablevision Systems Corporation And Subsidiaries | Term Loan | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value				1,191,324
Cablevision Systems Corporation And Subsidiaries | Term Loan | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value				1,176,396
Cablevision Systems Corporation And Subsidiaries | Senior notes and debentures | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value				5,801,011
Cablevision Systems Corporation And Subsidiaries | Senior notes and debentures | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value				5,756,608
Cablevision Systems Corporation And Subsidiaries | Notes payable | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value				14,544
Cablevision Systems Corporation And Subsidiaries | Notes payable | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value				$ 14,483